INFORMATION ABOUT COMPONENTS OF EQUITY - Rizobacter Argentina and Insuagro (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Summary financial statements:
Current assets	$ 215,395,718	$ 308,311,497
Non-current assets	232,832,494	455,333,583
Total assets	448,228,212	763,645,080
Current liabilities	270,325,824	337,985,971
Non-current liabilities	143,844,301	130,440,547
Total liabilities	414,170,125	468,426,518
Equity attributable to controlling interest	10,716,733	265,444,568
Equity attributable to non-controlling interest	23,341,354	29,773,994
Total equity	34,058,087	295,218,562	$ 351,380,852	$ 330,496,107
Total liabilities and equity	448,228,212	763,645,080
Summary statements of comprehensive income or loss
Revenues	238,276,466	289,425,920	420,392,793
Initial recognition and changes in the fair value of biological assets at the point of harvest	441,141	1,764,863	(45,746)
Cost of sales	(155,095,436)	(184,384,992)	(263,035,619)
Gross margin	83,181,030	105,040,928	157,357,174
Changes in the net realizable value of agricultural products after harvest	(346,277)	(1,540,776)	(2,385,069)
Research and development expenses	(11,033,441)	(9,455,598)	(8,372,532)
Selling, general and administrative expenses	(71,227,886)	(93,701,345)	(96,974,913)
Share of profit or loss of joint ventures and associates	216,110	(1,126,312)	4,049,508
Other income	(24,198,391)	7,380,799	(1,539,458)
Operating (loss) / profit	(23,408,855)	6,597,696	52,134,710
Financial results	(39,923,224)	(25,078,507)	(24,809,708)
(Loss) / Profit before income tax	(75,480,286)	(46,517,522)	22,255,787
Income tax expense	(6,957,743)	(2,618,488)	(6,603,649)
Result for the year	(263,942,996)	(58,845,253)	7,288,983
Foreign exchange differences on translation of foreign operations	(118,587)	(714,251)	(787,116)
Revaluation of property, plant and equipment, net of tax	2,085,781
Total comprehensive (loss) / profit	$ (261,419,839)	$ (59,559,504)	6,501,629
Rizobacter Argentina S.A.
Summarized financial information
Proportion of ownership interests held by non-controlling interests	20.00%	20.00%
Summary financial statements:
Current assets	$ 137,800,201	$ 198,279,028
Non-current assets	149,889,003	197,805,099
Total assets	287,689,204	396,084,127
Current liabilities	100,360,308	182,516,237
Non-current liabilities	119,146,188	121,291,077
Total liabilities	219,506,496	303,807,314
Equity attributable to controlling interest	68,182,425	92,276,497
Equity attributable to non-controlling interest	283	316
Total equity	68,182,708	92,276,813
Total liabilities and equity	287,689,204	396,084,127
Summary statements of comprehensive income or loss
Revenues	204,782,187	197,827,605	303,870,411
Initial recognition and changes in the fair value of biological assets at the point of harvest	441,141
Cost of sales	(135,359,546)	(123,358,412)	(194,869,433)
Gross margin	69,863,782	74,469,193	109,000,978
Changes in the net realizable value of agricultural products after harvest	(346,277)	26,388	(2,468,693)
Research and development expenses	(7,075,583)	(3,123,919)	(3,341,318)
Selling, general and administrative expenses	(54,019,584)	(64,711,783)	(65,215,877)
Share of profit or loss of joint ventures and associates	(1,574,539)	(1,807,263)	716,168
Other income	2,392,051	(759,008)	(947,068)
Operating (loss) / profit	9,239,850	4,093,608	37,744,190
Financial results	(29,939,506)	(14,078,506)	(14,275,961)
(Loss) / Profit before income tax	(20,699,656)	(9,984,898)	23,468,229
Income tax expense	(4,799,100)	1,145,775	(8,216,712)
Result for the year	(25,498,756)	(8,839,123)	15,251,517
Foreign exchange differences on translation of foreign operations	400,629	(517,387)	(1,495,976)
Revaluation of property, plant and equipment, net of tax	2,562,786
Total comprehensive (loss) / profit	$ (22,535,341)	(9,356,510)	13,755,541
Dividends paid to non-controlling interest		$ 0	0	$ 0
Insumos Agroquimicos S.A.
Summarized financial information
Proportion of ownership interests held by non-controlling interests	38.68%	38.68%
Summary financial statements:
Current assets	$ 35,197,061	$ 44,995,363
Non-current assets	3,481,251	4,982,874
Total assets	38,678,312	49,978,237
Current liabilities	34,511,963	43,934,269
Non-current liabilities	53,152	98,071
Total liabilities	34,565,115	44,032,340
Total equity	4,113,197	5,945,897
Total liabilities and equity	38,678,312	49,978,237
Summary statements of comprehensive income or loss
Revenues	28,987,430	40,926,498	57,959,538
Cost of sales	(22,598,928)	(31,554,081)	(44,575,216)
Gross margin	6,388,502	9,372,417	13,384,322
Selling, general and administrative expenses	(6,996,659)	(9,517,827)	(9,360,140)
Other income	21,622	16,314	(9,723)
Operating (loss) / profit	(586,535)	(129,096)	4,014,459
Financial results	(1,571,121)	(3,055,433)	(3,223,411)
(Loss) / Profit before income tax	(2,157,656)	(3,184,529)	791,048
Income tax expense	245,997	1,319,072	(85,586)
Result for the year	(1,911,659)	(1,865,457)	705,462
Revaluation of property, plant and equipment, net of tax	78,958
Total comprehensive (loss) / profit	$ (1,832,701)	$ (1,865,457)	$ 705,462